Prepaid expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses.
Research and development	$ 1,167
Insurance	158,007	$ 204,302
Investor relations conferences and services	19,490	25,309
Administrative services and other	6,748	7,355
Prepaid expenses	$ 185,412	$ 236,966